Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

B A R O N
F U N D S®

Baron Discovery Fund

Supplement dated August 20, 2020 to Prospectus dated
January 28, 2020

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON DISCOVERY FUND

Effective Monday, October 19, 2020, in connection with the principal investment strategy of Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 40 of the Prospectus, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund is a diversified fund that invests primarily in equity securities in the form of common stock of U.S. small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger, so long as the purchase of those securities would not cause the Fund's weighted average market capitalization to exceed that of the Russell 2000 Growth Index. If at any time, the Fund's weighted average market capitalization exceeds that of the Russell 2000 Growth Index, the Fund may only purchase securities with market capitalizations up to the weighted average market capitalization of the Russell 2000 Growth Index. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation." is deleted in its entirety and replaced with the following: "The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation."

This information supplements the Prospectus dated January 28, 2020. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

BARON DISCOVERY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

B A R O N
F U N D S®

Baron Discovery Fund

Supplement dated August 20, 2020 to Prospectus dated
January 28, 2020

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON DISCOVERY FUND

Effective Monday, October 19, 2020, in connection with the principal investment strategy of Baron Discovery Fund (the "Funds"), the Prospectus of the Funds is modified as follows:

On page 40 of the Prospectus, the following sentence under "Principal Investment Strategies of the Fund," which reads as follows: "The Fund is a diversified fund that invests primarily in equity securities in the form of common stock of U.S. small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger, so long as the purchase of those securities would not cause the Fund's weighted average market capitalization to exceed that of the Russell 2000 Growth Index. If at any time, the Fund's weighted average market capitalization exceeds that of the Russell 2000 Growth Index, the Fund may only purchase securities with market capitalizations up to the weighted average market capitalization of the Russell 2000 Growth Index. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation." is deleted in its entirety and replaced with the following: "The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation."

This information supplements the Prospectus dated January 28, 2020. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.